Results of operations	6 Months Ended
Jun. 30, 2019
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Results of operations
2.5.6	Results of operations

Revenue

Total revenue decreased by €2.5 million, as detailed below:

	For the 6-month period ended June 30,
(€’000)	2019	2018
Out-licensing revenue	—	2,399
C-Cathez sales	—	—
Other revenue	—	119

Total Revenue	—	2,518

In May 2018, the Group had entered into an exclusive license agreement with Mesoblast, an Australian biotechnology company, to develop and commercialize Celyad’s intellectual property rights relating to C-Cathez, an intra-myocardial injection catheter. The Group did not enter into such agreements for the 6-month period ended June 30, 2019.

We do not expect to generate material revenue unless and until we receive regulatory approval for one of our drug product candidates.

Research and development expenses

The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in our consolidated financial statements.

	For the 6-month period ended June 30,
(€’000)	2019	2018
Employee expenses	4,179	4,055
Travel & Living	198	207
Clinical study costs	2,786	1,876
Preclinical study costs	1,729	1,011
Process development and scale-up	1,504	1,822
Consulting fees	574	329
IP filing and maintenance fees	135	191
Share-based payments	515	556
Depreciation	719	502
Rent and utilities	135	312
Delivery systems	59	79
Others	174	197

Total R&D expenses	12,706	11,136

Research and development expenses totaled €12.7 million for the six-month period ended June 30, 2019, which represents an increase of 14% compared to the first semester of 2018. Our R&D internal resources are allocated to the continuous development of our immuno-oncology platform both in autologous setting on the products candidate CYAD-01, CYAD-02 and CYAD-03 and in allogenic setting with our products candidate CYAD-101 and CYAD-200 series. The increase in our R&D expenses refers both to our preclinical investments into our pipeline of products candidate, our clinical trials (increase in patients enrollment versus prior period, driven by the clinical studies THINK, DEPLETHINK and ALLOSHRINK), and our investments in process development, scale-up and automation of our manufacturing processes, in preparation of the next anticipated clinical stages of our products candidate.

General and administrative expenses

	For the 6-month period ended June 30,
(€’000)	2019	2018
Employee expenses	1,951	1,507
Consulting fees	865	1,221
Share-based payments	776	1,237
Communication & Marketing	339	448
Rent & Insurances	231	601
Travel & living	166	128
Depreciation	177	136
Others	(0)	179

Total general and administrative expenses	4,506	5,457

General and administrative expenses decreased by €1.0 million over the six-month period ended June 30, 2019 as compared to the six-month period ended June 30, 2018. This variance primarily relates to the decrease in the expenses associated with the share-based payments (non-cash expenses) that related to the share option plan offered to our employees, managers and directors combined with lower consulting fees.

Other income and Other expenses

	For the 6-month period ended June 30,
(€’000)	2019	2018
Grant income	517	553
Contingent consideration - fair value adjustment	407	—
R&D tax credit	206	155
Fair value adjustment on securities	182	—

Total Other income	1,311	708

Contingent consideration - fair value adjustment	—	2,987
Remeasurement of RCA’s	13	886
Clinical development milestone payment	—	1,306
Reimbursement of RCA’s	—	245
Others	35	—

Total Other expenses	49	5,424

Other income

In May 2019, the Walloon Region proceeded with a further €1.1 million settlement relating to the Recoverable Cash Advance (RCA) contract numbered 7685. The grant component therefrom, amounting to €0.5 million, has been recognized as grant income reported in profit and loss for the period; the €0.6 million remainder refers to the liability component of the cash settlement and is accounted for as a financial liability. See disclosure note 2.5.12.

The fair value adjustment (€0.4 million profit) relating to the contingent consideration and other financial liabilities refers to the WACC update (increase) at balance sheet date. See disclosure note 2.5.14.

Other expenses

Other expenses decrease compared to prior year refers to the following drivers:

•	the fair value adjustment relating to the contingent consideration and other financial liabilities is an €0.4 million income at 30 June 2019 against a €3.0 million expense for the comparative period;

•	a clinical development milestone had been paid for an amount of €1.3 million in the comparative period;

•

remeasurement expense of RCA’s is not significant for the current period, given the fact that Company’s management has maintained in line with prior period the timeline to commercialization of CYAD-01 and C-Cathez, based on the respective clinical development stage of these product candidates as of 30 June 2019.

Operating loss

As a result of the foregoing, our operating loss, totaling €16.0 million at June 30, 2019, decreased by €2.8 million over the current period, as compared to the prior six-month period ended June 30, 2018.

Financial income and financial expenses

Financial income is mainly driven by interest income on short term deposits.

Financial expense refers mainly to interest expense on lease agreements, driven by the new IFRS 16 standard implementation for an amount of €0.1 million at June 30, 2019.

Loss for the period

As a result of the above, our loss for the six-month period ended June 30, 2019 decreased by €2.5 million, from €18.5 million as at June 30, 2018 to €16.0 million as at June 30, 2019.

Loss per share

The loss per share is calculated by dividing loss for the period by the weighted average number of ordinary shares outstanding during the period. As the Group is incurring net losses, outstanding warrants have an anti-dilutive effect. As such, there is no difference between the basic and the diluted earnings per share. In case the warrants would be included in the calculation of the loss per share, this would decrease the loss per share.

	For the 6-month period ended June 30,
(€’000)	2019	2018
Loss for the period attributable to Equity Holders	(15,965)	(18,459)
Weighted average number of shares outstanding	11,942,344	10,328,883

Earnings per share (non-fully diluted) in €	(1.34)	(1.79)